Debt (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Conversion of debt to into common stock	$ 0	$ (1,069,402)	$ (1,069,402)	$ (3,387,480)
Balance	4,452,183
Balance	64,600		4,452,183
Secured Debt [Member]
Conversion of debt to into common stock				(187,500)
Balance		0	0	187,500
Maturity				May 18, 2010 - May 26, 2010
Interest Rate				0.00%
Borrowings during the year ended December 31, 2012			0
Balance			$ 0	$ 0